Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of contingent liabilities [abstract]
Schedule of aggregate expected commitments

The aggregated expected commitments as of September 30, 2024 is as follows:

September 30, 2024
Purchase commitments	25,778
Future lease payments*	13,598
Total	39,376

*Relates to leases not yet commenced to which the Company is committed via signed contracts.